SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

A new private placement offering of approximately US$8 million

On January 9, 2025, the Company entered into a Securities Purchase Agreement with a non-U.S. investor for a private placement offering, providing the sale and issuance of 1,370,000 ordinary shares of the Company, par value $0.004 per share, for a total purchase price of US$8,041,900 at $5.87 per share (the “Offering”). The Offering had been closed on January 16, 2025.

The new Securities Purchase Agreement for the Unsecured Convertible Promissory Note

On February 3, 2025, the Company and the same investor (the “Purchaser” or “Holder”) entered into a new agreement of the Securities Purchase Agreement (the “Agreement”). By execution of this Agreement, the Purchaser hereby acknowledges and agrees that (i) the original promissory note dated February 2, 2023 (the “2023 Note”), issued pursuant to the Securities Purchase Agreement dated January 31, 2023, had an initial principal amount of US$9,000,000, of which the Company repaid US$1,500,000 upon its original maturity, and the remaining principal of US$7,500,000 was extended under an amendment dated February 2, 2024 (the “2024 Note”); (ii) upon the maturity of the 2024 Note, the Company repaid an additional US$4,000,000, reducing the outstanding principal to US$3,500,000; and (iii) upon issuance of the Note under this Agreement, the 2023 Note, as amended, will have been satisfied in full and deemed fully paid, with no further obligations owed by the Company under the 2023 Note or the 2024 Note.

Pursuant to the Agreement, the Company promises to pay interest on the Principal Amount at the rate of five percent (5%) per annum simple interest from the Issuance Date, both of which shall be paid on the date that is twelve (12) months after the Issuance Date (and if such date is not a Business Day, the next Business Day) (the “Maturity Date”) in accordance with the terms set forth herein. All interest calculations hereunder shall be computed on the basis of a 365-day year and actual days elapsed and shall be payable in accordance with the terms of this Note.

As set forth in the Note, at the election of the holder of the Note, such Note shall be convertible into certain number of ordinary shares of the Company at the Conversion Price, being 90% of the closing price, pursuant to Nasdaq.com, of the Company’s Ordinary Shares on the trading day immediately preceding the date of the Conversion Notice, which shall not be lower than the Floor Price, being 20% of the Nasdaq Official Closing Price of the Company’s Ordinary Shares immediately prior to the execution of this Agreement.

The development of the Company’s fully licensed broker dealer

On January 31, 2025, the Company announced a significant personnel appointment: Effective February 1, 2025, Mr. Wilfred Daye has been appointed as the Chief Strategy Officer of the Company and as the Chief Executive officer of JVDA, LLC (“JVDA”), which has been renamed as “Chaince Securities, LLC” in January 2025, a fully licensed broker dealer and the new subsidiary of the Company. The Company has entered into an employment agreement with Mr. Daye. As part of the employment arrangement, the employee shall receive 100,000 ordinary shares of the Company to be vested over a one-year period, issued and received in equal monthly installments.

On March 21, 2025 the Company announced its wholly owned subsidiary, Chaince Securities, LLC (formerly known as “JV Delaney & Associates”, “JVDA, LLC”) has successfully received approval for its Continuing Membership Application (“CMA”) from the Financial Industry Regulatory Authority (“FINRA”). This milestone approval, coming after an intensive regulatory review, marks a turning point in Chaince Securities, LLC’ evolution. It strengthens the firm’s position as a trusted broker-dealer that puts integrity and exceptional client service at the heart of every transaction and relationship. Specifically, the FINRA approval enhances Chaince Securities, LLC’ operational capabilities and ability to offer a comprehensive suite of financial services, including: Corporate equity securities brokerage, Underwriting and best-effort offerings, U.S. government securities brokerage, and Private placements of securities. Looking ahead, Chaince Securities, LLC plans to leverage this approval to provide strategic capital-raising solutions to micro and small-cap companies across diverse industries to further expand its market presence and client service capabilities.

The development of the Company’s new businesses for AI manufacturing

On February 19, 2025, the Company announced the formation of a majority-owned subsidiary in Hong Kong, Aifinity Base Limited (“Aifinity”). Aifinity plans to manufacture advanced liquid cooling panels specifically tailored for artificial intelligence (AI) infrastructure, high-performance computing (HPC). Aifinity will focus on addressing the growing challenge of managing heat in increasingly powerful artificial intelligence (“AI”) systems. By combining innovative liquid cooling technology with smart, easy-to-deploy components, Aifinity intends to manufacture cooling panels to handle the intense heat generated by modern AI computing systems, provided that it can install its manufacturing machinery and equipment properly and timely.

In the future, Aifinity aims to expand the cooling panel manufacturing further into comprehensive cooling solutions. Aifinity’s Strategic Focus Areas: a) Next-generation liquid cooling technologies for AI infrastructure and high-density computing; b) Advanced manifold cooling systems optimized for AI accelerators; c) Quick-coupling solutions for efficient cooling system deployment; d) High-efficiency cooling components for data center operations; e) Comprehensive thermal management solutions for AI clusters.

On March 7, 2025, Aifinity established a new subsidiary, Yingke Precision (Shenzhen) Intelligent Manufacturing Technology Co., Ltd. (“Yingke Precision”), in Shenzhen. Yingke Precision will set up a factory in Shenzhen and will undertake the production and manufacturing functions in Aifinity’s business planning in the future.